Touchstone Small Cap Value Fund Expense Example - Touchstone Small Cap Value Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,179
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	1,288
Expense Example, with Redemption, 5 Years	2,366
Expense Example, with Redemption, 10 Years	5,036
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,456
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	$ 1,358